Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2020

F45-QTLY-0820
1.833436.114

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $18,304,793)	18,310,000	18,305,402
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (b)	30,420,487	$294,166,107
Fidelity Series Blue Chip Growth Fund (b)	31,847,298	571,022,061
Fidelity Series Commodity Strategy Fund (b)	95,178,065	365,483,770
Fidelity Series Growth Company Fund (b)	54,175,794	1,203,786,141
Fidelity Series Intrinsic Opportunities Fund (b)	79,237,881	1,187,775,841
Fidelity Series Large Cap Stock Fund (b)	73,785,855	1,038,166,986
Fidelity Series Large Cap Value Index Fund (b)	29,093,812	319,740,993
Fidelity Series Opportunistic Insights Fund (b)	31,810,036	612,661,294
Fidelity Series Small Cap Discovery Fund (b)	13,616,774	134,125,224
Fidelity Series Small Cap Opportunities Fund (b)	34,638,275	423,626,107
Fidelity Series Stock Selector Large Cap Value Fund (b)	77,324,686	804,176,733
Fidelity Series Value Discovery Fund (b)	52,095,913	609,522,181
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,387,065,603)		7,564,253,438

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	34,892,397	332,873,471
Fidelity Series Emerging Markets Fund (b)	25,703,428	219,764,313
Fidelity Series Emerging Markets Opportunities Fund (b)	103,553,325	1,985,117,238
Fidelity Series International Growth Fund (b)	61,087,951	1,047,047,479
Fidelity Series International Small Cap Fund (b)	18,488,847	295,451,770
Fidelity Series International Value Fund (b)	124,522,313	1,047,232,651
Fidelity Series Overseas Fund (b)	101,091,415	1,043,263,399
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,483,014,623)		5,970,750,321

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	9,672,809	86,765,094
Fidelity Series Floating Rate High Income Fund (b)	1,948,844	16,799,033
Fidelity Series High Income Fund (b)	11,581,320	102,263,054
Fidelity Series Inflation-Protected Bond Index Fund (b)	27,751,659	290,004,841
Fidelity Series International Credit Fund (b)	646,105	6,616,111
Fidelity Series Long-Term Treasury Bond Index Fund (b)	32,035,402	332,847,829
Fidelity Series Real Estate Income Fund (b)	6,116,731	59,087,619
TOTAL BOND FUNDS
(Cost $857,977,215)		894,383,581

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	29,121,652	29,127,477
Fidelity Series Government Money Market Fund 0.25% (b)(d)	110,595,820	110,595,820
Fidelity Series Short-Term Credit Fund (b)	2,609,786	26,672,009
TOTAL SHORT-TERM FUNDS
(Cost $165,671,264)		166,395,306
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $12,912,033,498)		14,614,088,048
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,021,745)
NET ASSETS - 100%		$14,612,066,303

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	58	Sept. 2020	$2,858,530	$(2,189)	$(2,189)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	107	Sept. 2020	16,532,570	(486,936)	(486,936)
ICE E-mini MSCI EAFE Index Contracts (United States)	228	Sept. 2020	20,273,760	(664)	(664)
TOTAL SOLD FUTURES					(487,600)
TOTAL FUTURES CONTRACTS					$(489,789)

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,222,149.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,610
Total	$14,610

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$243,345,740	$2,076,994	$7,674,227	$--	$(33,417)	$56,451,017	$294,166,107
Fidelity Series Blue Chip Growth Fund	444,840,786	3,739,175	43,698,838	--	8,151,881	157,989,057	571,022,061
Fidelity Series Canada Fund	242,577,568	52,179,124	1,110,430	--	(215,769)	39,442,978	332,873,471
Fidelity Series Commodity Strategy Fund	414,290,973	13,825,704	79,492,439	--	(28,884,613)	45,744,145	365,483,770
Fidelity Series Emerging Markets Debt Fund	77,901,194	1,889,001	1,806,853	1,174,064	9,693	8,772,059	86,765,094
Fidelity Series Emerging Markets Fund	145,255,562	44,420,563	2,384,992	--	(86,005)	32,559,185	219,764,313
Fidelity Series Emerging Markets Opportunities Fund	1,364,681,176	304,747,067	21,761,413	--	(133,778)	337,584,186	1,985,117,238
Fidelity Series Floating Rate High Income Fund	15,733,939	368,431	437,141	195,463	(13,679)	1,147,483	16,799,033
Fidelity Series Government Money Market Fund 0.25%	371,430,307	50,633,120	311,467,607	234,847	--	--	110,595,820
Fidelity Series Growth Company Fund	915,811,783	7,791,419	85,653,890	--	17,073,940	348,762,889	1,203,786,141
Fidelity Series High Income Fund	95,298,373	2,318,607	2,185,710	1,453,762	8,796	6,822,988	102,263,054
Fidelity Series Inflation-Protected Bond Index Fund	264,863,387	47,111,086	31,352,054	145,676	45,906	9,336,516	290,004,841
Fidelity Series International Credit Fund	6,130,987	45,533	--	45,533	--	401,982	6,616,111
Fidelity Series International Growth Fund	1,038,755,116	7,280,510	176,964,887	--	23,619,499	154,357,241	1,047,047,479
Fidelity Series International Small Cap Fund	248,399,296	7,018,020	8,389,595	--	(259,416)	48,683,465	295,451,770
Fidelity Series International Value Fund	929,267,144	7,664,039	52,520,510	--	(12,575,902)	175,397,880	1,047,232,651
Fidelity Series Intrinsic Opportunities Fund	1,016,845,055	13,770,651	23,883,532	--	(195,936)	181,239,603	1,187,775,841
Fidelity Series Large Cap Stock Fund	902,062,631	8,104,112	26,590,483	--	(2,460,030)	157,050,756	1,038,166,986
Fidelity Series Large Cap Value Index Fund	247,604,152	46,978,359	6,164,996	--	(757,306)	32,080,784	319,740,993
Fidelity Series Long-Term Treasury Bond Index Fund	302,380,590	61,171,872	22,908,002	6,544,363	3,398,663	(11,195,294)	332,847,829
Fidelity Series Opportunistic Insights Fund	503,882,073	4,156,181	23,010,419	--	(665,326)	128,298,785	612,661,294
Fidelity Series Overseas Fund	861,115,277	50,099,118	39,688,246	--	(3,347,527)	175,084,777	1,043,263,399
Fidelity Series Real Estate Income Fund	51,566,409	1,346,147	1,369,727	804,161	(188,814)	7,733,604	59,087,619
Fidelity Series Short-Term Credit Fund	25,486,982	312,340	9,955	154,031	102	882,540	26,672,009
Fidelity Series Small Cap Discovery Fund	100,982,202	2,832,635	1,758,747	367,288	(91,260)	32,160,394	134,125,224
Fidelity Series Small Cap Opportunities Fund	351,735,840	5,218,990	5,643,636	--	389,959	71,924,954	423,626,107
Fidelity Series Stock Selector Large Cap Value Fund	661,521,596	52,471,924	10,902,016	--	(694,673)	101,779,902	804,176,733
Fidelity Series Value Discovery Fund	492,395,896	48,428,891	13,952,775	--	(1,448,897)	84,099,066	609,522,181
Total	$12,336,162,034	$847,999,613	$1,002,783,120	$11,119,188	$646,091	$2,384,592,942	$14,566,655,169

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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